Label	Element	Value
Innovator Defined Wealth Shield ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 1.43 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.60%
Innovator Defined Wealth Shield ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 573.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.80%
Innovator Defined Wealth Shield ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 459.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator Defined Wealth Shield ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 588.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)